Derivative Warrants - Summary of Derivative Warrants (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Balance, beginning of year	$ 26	$ 4,400
Change in fair value recognized in profit or loss	(26)	(4,374)
Balance, end of year	$ 0	$ 26